Shareholders' Equity (Tables)	12 Months Ended
Sep. 27, 2014
Cash Dividends Declared and Paid Per Common Share

The Company declared and paid cash dividends per common share during the periods presented as follows:

	Dividends Per Share	Amount (in millions)
2014:
Fourth quarter	$0.47	$2,807
Third quarter	0.47	2,830
Second quarter	0.44	2,655
First quarter	0.44	2,739

Total	$1.82	$11,031

2013:
Fourth quarter	$0.44	$2,763
Third quarter	0.44	2,789
Second quarter	0.38	2,490
First quarter	0.38	2,486

Total	$1.64	$10,528

Accelerated Share Repurchase Arrangements

The following table presents the Company’s ASRs:

	Purchase Period End Date	Number of Shares (in thousands)	Average Repurchase Price Per Share	ASR Amount (in millions)
August 2014 ASR	(1)	59,924 (1)	(1)	$9,000
January 2014 ASR	(1)	134,247 (1)	(1)	$12,000
April 2013 ASR	March 2014	172,548 (2)	$69.55	$12,000
August 2012 ASR	April 2013	28,544	$68.31	$1,950

(1)

“Number of Shares” represents those shares delivered in advance of settlement and does not represent the final number of shares to be delivered under the ASRs. The total number of shares ultimately delivered, and therefore the average repurchase price paid per share, will be determined at the end of the applicable purchase period based on the volume weighted-average price of the Company’s common stock during that period. The August 2014 ASR and January 2014 ASR purchase periods will end in or before February 2015 and December 2014, respectively.

(2)	Includes 8.0 million shares that were delivered and retired at the end of the purchase period, which concluded in the second quarter of 2014.

Repurchases of Common Shares in Open Market

Additionally, the Company repurchased shares of its common stock in the open market, which were retired upon repurchase, during the periods presented as follows:

	Number of Shares (in thousands)	Average Repurchase Price Per Share	Amount (in millions)

2014:
Fourth quarter	81,255	$98.46	$8,000
Third quarter	58,661	$85.23	5,000
Second quarter	79,749	$75.24	6,000
First quarter	66,847	$74.79	5,000

Total	286,512		$24,000

2013:
Fourth quarter	73,064	$68.43	$5,000
Third quarter	62,676	$63.82	4,000
Second quarter	0	$0	0
First quarter	0	$0	0

Total	135,740		$9,000